SEGMENTED INFORMATION - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of operating segments [abstract]
Number of operating business groups	6		6
Number of reportable segments	7		7
Disclosure of operating segments [line items]
Revenue	$ 23,050	$ 23,668	$ 45,957	$ 46,965
Realized disposition gains in fair value changes or equity	1,153	283	1,179	399
Other income and gains	244	1,483	484	1,864
Asset management
Disclosure of operating segments [line items]
Revenue	2,633	2,601	5,170	5,072
Private Equity
Disclosure of operating segments [line items]
Revenue	12,128	13,628	24,295	27,364
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	996	1,212	2,447	2,684
Intersegment interest income and other revenues	33	27	68	33
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,003	1,180	2,472	2,597
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	24	(5)	38	40
Revenue from construction contracts	$ 26	$ 6	$ 43	$ 54